As filed with the Securities and Exchange Commission on January 26, 2006

                                     Investment Company Act File number 811-2950


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                          Short Term Income Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
             (Address of principal executive offices)      (Zip code)



                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)



Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
NOVEMBER 30, 2005
(UNAUDITED)
================================================================================


   Face                                                                         Maturity                Value
  Amount                                                                          Date      Yield      (Note 1)
  ------                                                                          ----      -----       ------
Asset Backed Commercial Paper (14.66%)
-------------------------------------------------------------------------------------------------------------------
$   30,000,000  Apreco, LLC                                                     12/13/05    4.00%   $ 29,960,300
    10,000,000  Charta, LLC                                                     12/21/05    4.05       9,977,556
    10,000,000  Clipper Receivables Company, LLC                                12/01/05    4.03      10,000,000
    30,000,000  Lexington Parker Capital Company, LLC                           02/21/06    4.32      29,708,216
    30,000,000  Lockhart Funding LLC                                            12/02/05    3.99      29,996,692
    25,000,000  Windmill Funding Corporation                                    12/06/05    3.97      24,986,285
     3,000,000  Windmill Funding Corporation                                    12/19/05    4.01       2,994,030
--------------                                                                                     -------------
   138,000,000  Total Asset Back Commercial Paper                                                    137,623,079
--------------                                                                                     -------------
Domestic Certificates of Deposit (2.30%)
-------------------------------------------------------------------------------------------------------------------
$   20,000,000  Wells Fargo Bank, N.A.                                          12/27/05    4.18%  $  19,999,993
 -------------                                                                                     -------------
    20,000,000  Total Eurodollar Certificate of Deposit                                               19,999,993
--------------                                                                                     -------------
Floating Rate Securities (8.04%)
-------------------------------------------------------------------------------------------------------------------
$   30,000,000  Bank of America (a)                                             12/15/05    4.07%  $  30,000,000
    15,000,000  General Electric Capital Corp. Floater (b)                      12/15/06    4.24      15,000,000
    15,000,000  Harris Trust & Savings Bank (c)                                 02/02/06    3.56      15,000,324
    10,000,000  Merrill Lynch Corporation
                Extendible Monthly Securities (d)                               11/15/06    4.10      10,000,000
--------------                                                                                     -------------
    70,000,000  Total Floating Rate Securities                                                        70,000,324
--------------                                                                                     -------------
Foreign Commercial Paper (15.25%)
-------------------------------------------------------------------------------------------------------------------
$   30,000,000  Banco Bilbao de Vizcaya Argentaria, S.A.                        02/17/06    4.30%  $  30,000,643
    40,000,000  Danske Corporation                                              01/31/06    4.27      39,712,622
    30,000,000  Depfa Bank PLC                                                  01/20/06    4.16      29,828,334
    23,500,000  Northern Rock PLC                                               02/17/06    3.07      23,283,095
    10,000,000  Societe Generale North America, Inc.                            12/19/05    3.86       9,980,875
--------------                                                                                     -------------
   133,500,000  Total Foreign Commercial Paper                                                       132,805,569
--------------                                                                                     -------------
Letter of Credit Commercial Paper (3.45%)
-------------------------------------------------------------------------------------------------------------------
$   30,000,000  Dean Health System, Inc.
                LOC M & I Marshall & Ilsley Bank                                12/01/05    3.99%  $  30,000,000
--------------                                                                                     -------------
    30,000,000  Total Letter of Credit Commercial Paper                                               30,000,000
--------------                                                                                     -------------
 Loan Participation (5.17%)
-------------------------------------------------------------------------------------------------------------------
$   30,000,000  AXA Equitable Life Insurance Company with J. P. Morgan Chase (e)03/21/06    4.18%  $  30,000,000
    15,000,000  Mt. Vernon Phenol Plant Partnership with JP Morgan Chase (e)
                Guaranteed By General Electric Company                          05/19/06    4.18      15,000,000
--------------                                                                                     -------------
    45,000,000  Total Loan Participation                                                              45,000,000
--------------                                                                                     -------------
Other Notes (2.87%)
-------------------------------------------------------------------------------------------------------------------
$   25,000,000  Winston-Salem, NC COPS                                          12/05/05    4.03%  $  25,000,000
 -------------                                                                                     -------------
    25,000,000  Total Other Notes                                                                     25,000,000
--------------                                                                                     -------------


Repurchase Agreement (3.22%)
-------------------------------------------------------------------------------------------------------------------
$   28,000,000  Bank of America, purchased 11/30/05, repurchase proceeds at maturity $28,003,103 (Collateralized by $36,721,827, GNMA,
                4.14% to 6.00%, due 10/20/33 to 10/20/35, value $28,560,000)    12/01/05    3.99%  $  28,000,000
--------------                                                                                     -------------
    28,000,000  Total Repurchase Agreement                                                            28,000,000
--------------                                                                                     -------------
Variable Rate Demand Instruments (23.67%) (f)
-------------------------------------------------------------------------------------------------------------------
$    2,290,000  Ali Industries, Inc. Project
                LOC National City Bank                                          07/01/10    4.16%  $   2,290,000
     5,500,000  Allegheny County, PA  IDA
                (Union Electric Steel Corporation)
                LOC PNC Bank, N.A.                                              11/01/27    4.19       5,500,000
     2,250,000  Alta Mira LLC, Series 2004
                LOC M & I Marshall & Ilsley Bank                                11/01/34    4.29       2,250,000
     1,755,000  ARS Development Project, Series 2001
                LOC National City Bank                                          09/01/21    4.21       1,755,000
     1,195,000  B & V Land Company, LLC
                LOC Huntington National Bank                                    09/01/27    4.29       1,195,000
     5,955,000  Baldwin County Sewer Service, LLC - Series 2005
                LOC Amsouth Bank, N.A.                                          05/01/25    4.29       5,955,000
     1,520,000  Bank of Kentucky Building, LLC - Series 1999
                LOC US Bank, N.A.                                               12/01/19    4.24       1,520,000
     3,100,000  Bollman Capital, LLC - Series 1996A
                LOC First of America Bank                                       12/15/26    4.16       3,100,000
     1,000,000  Bookstore Notes, Series 2004 - A
                LOC M & I Marshall & Ilsley Bank                                10/01/44    4.19       1,000,000
       620,000  Burgess & Niple Limited, Series 1999
                LOC National City Bank                                          09/01/14    4.16         620,000
       760,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                LOC US Bank, N.A.                                               09/01/08    4.21         760,000
       521,000  Capital One Funding Corporation Floating Rate Option Notes -
                Series 1997D
                LOC JPMorgan Chase Bank, N.A.                                   07/02/18    4.10         521,000
     5,000,000  City of Marion, IN EDRB
                (Dolgencorp, Inc Project) - Series 2005A
                LOC Key Bank, N.A.                                              02/01/35    4.20       5,000,000
     1,190,000  Community Limited Care Dialysis Center, Series 1997
                LOC Fifth Third Bank                                            12/01/12    4.26       1,190,000
     3,706,000  County of Genessee, MI GO - Series 2005                         03/01/08    4.19       3,706,000
       755,000  Crownover Lumber Company - Series 1997A
                LOC Fifth Third Bank                                            09/01/08    4.34         755,000
       465,000  Crownover Lumber Company - Series 1997B
                LOC Fifth Third Bank                                            09/01/08    4.34         465,000
       300,000  Derby Fabricating LLC
                LOC Fifth Third Bank                                            06/01/24    4.19         300,000
     3,350,000  Dickenson Press, Inc. - Series 1997
                LOC Huntington Natonal Bank                                     01/01/27    4.29       3,350,000
       700,000  Dormont Manufacturing Company, Inc.
                LOC PNC Bank, N.A.                                              03/01/08    4.13         700,000
     4,996,342  Federal Home Loan Mortgage Corporation
                Class A  Certificates, Series M006
                Guaranteed by Federal Home Loan Mortgage Corporation            10/15/45    4.19%      4,996,342
     2,825,000  Frank J. Catanzaro Sons and Daughters
                LOC US Bank, N.A.                                               01/01/15    4.19       2,825,000
     1,400,000  Gesmundo & Associates, Inc.
                LOC National City Bank                                          08/15/27    4.11       1,400,000
     1,065,000  Graves Lumber, Inc. Project - Series 2000
                LOC Federal Home Loan Bank of Cincinnati                        11/01/10    4.21       1,065,000
     1,222,500  HCS & DJS Leasing - Series 2004
                LOC Fifth Third Bank                                            06/01/34    4.19       1,222,500
     2,500,000  Holland - Sheltar Aviation Funding, LLC Series 2005 - B4
                LOC Mellon Bank, N.A.                                           05/01/35    4.15       2,500,000
     3,725,000  Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank of Michigan/Illinois                     10/01/16    4.16       3,725,000
     1,150,000  LAM Funding, LLC - Series A
                LOC First of America Bank                                       12/15/27    4.11       1,150,000
     8,700,000  Lexington Financial Health Care RB - Series 2001
                LOC LaSalle Bank, N.A.                                          02/01/26    4.23       8,700,000
       890,000  Lincoln Parkway LLC
                LOC Fifth Third Bank                                            06/01/44    4.19         890,000
     1,630,000  LKWP Investments, LLC - Series 1997
                LOC Huntington National Bank                                    03/01/27    4.29       1,630,000
       685,000  Machining Center  Inc. - Series 1997
                LOC Comerica Bank                                               10/01/27    4.21         685,000
       620,000  Madison, WI Community Development Authority EDA
                (Block 90 Project)
                LOC US Bank, N.A.                                               10/01/08    4.29         620,000
     3,470,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community)
                LOC Wachovia Bank, N.A.                                         07/01/29    4.15       3,470,000
       400,000  Maximum Principle Amount Limited Partnership
                (Riverview Medical Office Building) - Series 1997
                LOC National City Bank of Michigan/Illinois                     11/01/17    4.16         400,000
     1,135,000  Miami Valley Realty Associates - Series 1997
                LOC Key Bank, N.A.                                              06/01/12    4.26       1,135,000
     3,500,000  Mississippi Business Finance Corporation, MS
                (Attala Steel Industries, LLC Project) - Series 2005
                LOC Federal Home Loan Bank of Dallas                            07/01/20    4.22       3,500,000
     3,020,000  Mobile Airport Authority RB - Series 1999
                LOC Regions Bank                                                10/01/24    4.17       3,020,000
    13,855,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex)
                LOC Amsouth Bank, N.A.                                          06/01/20    4.22      13,855,000
       930,000  Mount Carmel East Professional Office Building - Series 1994
                LOC National City Bank                                          01/01/14    4.16         930,000
     1,210,000  Mount Carmel Partnership Project - Series 1994
                LOC National City Bank                                          08/01/14    4.16       1,210,000
     3,245,000  Mount Ontario Holdings LLC  - Series 2001 (g)
                LOC US Bank, N.A.                                               04/01/21    4.08       3,245,000
     5,000,000  New Jersey EDA Thermal Energy Facilities RB
                (Marina Energy) - Series 2001
                LOC Wachovia Bank, N.A.                                         09/01/21    4.06       5,000,000
     4,600,000  New York State HFA (Kew Gardens Hills) - Series 2003B
                Collateralized by Federal National Mortgage Association         05/15/36    4.06       4,600,000
     7,300,000  Newport, KY Industrial Building RB
                (Aquarium Holdings of Northern Kentucky, LLC Project)
                LOC Fifth Third Bank                                            12/01/08    4.19       7,300,000
     2,800,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc.)
                LOC National City Bank of Michigan/Illinois                     12/01/09    4.16       2,800,000
     3,185,000  Ordeal Properties LLC - Series 1997
                LOC Key Bank, N.A.                                              10/01/12    4.20       3,185,000
     1,600,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Inc. Project) - Series 1991A1
                LOC PNC Bank, N.A. Inc.                                         05/01/21    4.19       1,600,000
    10,500,000  PRD Financial LLC  - Series 1997
                LOC National City Bank of Michigan/Illinois                     04/01/27    4.11      10,500,000
     4,000,000  Prevea Clinic, Inc., - Series 2004 - A
                LOC Wells Fargo Bank, N.A.                                      12/01/34    4.14       4,000,000
     4,800,000  Rochester, NY Institute of Technology - Series 2004A            11/01/21    4.29       4,800,000
     1,725,000  Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999
                Guaranteed by Federal National Mortgage Association             05/15/29    4.27       1,725,000
    10,000,000  Sea Island Company & Sea Island Coastal
                Properties LLC - Series 2003B
                LOC Columbus Bank & Trust Company                               04/01/23    4.24      10,000,000
       425,000  SGS Tool Company - Series 1996
                LOC Huntington National Bank                                    06/01/06    4.26         425,000
     2,855,000  Shelburne Realty & Troy Realty - Series 1996
                LOC National City Bank                                          04/01/17    4.16       2,855,000
     1,400,000  Soaring Eagle Partners Limited Project - Series 1997 - 1
                LOC PNC Bank, N.A.                                              10/01/12    4.22       1,400,000
    13,055,000  Southwestern Group Limited Project - Series 2001
                LOC US Bank, N.A.                                               07/01/21    4.19      13,055,000
     2,975,000  St. Ann's Medical Office Building Limited
                Partnership - Series 1998
                LOC National City Bank of Michigan/Illinois                     11/01/19    4.16       2,975,000
     5,810,000  St. Johns County IDA  RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Bank                                           08/01/34    3.09       5,810,000
     6,424,000  Stonegate Partners I, LLC
                (Stonegate Partners Project) - Series 2002
                LOC US Bank, N.A.                                               06/01/34    4.16       6,424,000
     4,545,000  Tom Richards, Inc. (Process Technology Project) - Series 2001)
                LOC Federal Home Loan Bank of Cincinnati                        12/01/16    4.16       4,545,000
     3,000,000  Tri-Park Villas Notes - Series 2004 - A
                LOC M & I Marshall & Ilsley Bank                                10/01/44    4.19       3,000,000
     1,400,000  UAI Technologies, Inc. - Series 1998
                LOC Wachovia Bank, N.A.                                         05/01/18    4.20       1,400,000
     1,020,000  Valley City Linen Co., - Series 1997
                LOC Huntington National Bank                                    02/01/27    4.29       1,020,000
     3,525,000  Washington State HFC MHRB
                (The Vintage at Richland Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association             01/15/38    4.23       3,525,000
--------------                                                                                     -------------
   206,049,842  Total Variable Rate Demand Instruments                                               206,049,842
--------------                                                                                     -------------
Yankee Certificates of Deposit (20.10%)
-------------------------------------------------------------------------------------------------------------------
$   20,000,000  Barclays Bank PLC                                               12/13/05    3.98%  $  20,000,033
    40,000,000  Calyon                                                          12/19/05    3.99      40,000,000
    20,000,000  Credit Suisse First Boston                                      12/28/05    4.09      20,000,075
    25,000,000  HSH Nordbank A.G.                                               12/28/05    4.11      25,000,186
    30,000,000  Natexis Banques Populaires S.A.                                 02/01/06    4.06      30,000,000
    40,000,000  UBS AG                                                          12/14/05    3.95      40,000,072
--------------                                                                                     -------------
   175,000,000  Total Yankee Certificates of Deposit                                                 175,000,366
--------------                                                                                     -------------

                Total Investments (99.88%)                                                           869,479,172
                Cash and Other Assets, Net of Liabilities (0.12%)                                      1,061,340
                                                                                                   -------------
                Net Assets (100.00%)                                                               $ 870,540,512
                                                                                                   =============
                Net Asset Value, offering and redemption price per share:
                Class A shares         383,101,055 shares outstanding                              $        1.00
                                                                                                   =============
                Class B shares         355,881,051 shares outstanding                              $        1.00
                                                                                                   =============
                First Southwest shares 131,558,788 shares outstanding                              $        1.00
                                                                                                   =============

FOOTNOTES:
     (Note 1) Valuation of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a)  The interest rate changes daily based upon Prime minus 2.935%.

(b)   The interest rate changes monthly based upon one month LIBOR plus 0.10%.

(c)   Federal funds effective plus .05%.
(d)   The interest rate is adjusted monthly based upon one month LIBOR minus
      0.02%.

(e)   The interest rate is adjusted monthly based upon one month LIBOR plus
      0.02%.

(f) Unless otherwise noted securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(g) Securities payable on demand at par including accrued interest (with one-day notice). Interest is adjusted daily.

KEY:
COPS    =   Certificates of Participation                HFA     =   Housing Finance Authority
EDA     =   Economic Development Authority               HFC     =   Housing Finance Commission
EDFA    =   Economic Development Finance Authority       LOC     =   Letter of Credit
EDRB    =   Economic Development Revenue Bond            MHRB    =   Multi - Family Housing Revenue Bond
GO      =   General Obligation                           RB      =   Revenue Bond
IDA     =   Industrial Development Authority

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
NOVEMBER 30, 2005
(UNAUDITED)
================================================================================


   Face                                                                         Maturity                Value
  Amount                                                                          Date      Yield      (Note 1)
  ------                                                                          ----      -----       ------
Repurchase Agreements (57.25%)
-------------------------------------------------------------------------------------------------------------------
$  120,000,000  Annaly Mortgage Management, Inc., purchased 11/30/05, repurchase proceeds at maturity $120,013,333(Collateralized by
                $371,491,720, GNMA, 4.000% to 5.250%,
                due 09/20/26 to 01/20/34, value $122,400,000)                   12/01/05    4.00%    $ 120,000,000
   116,000,000  Bank of America, purchased 11/30/05,
                repurchase proceeds at maturity $116,012,857 (Collateralized by
                $580,629,160, GNMA, 0.000% to 6.152%,
                due 06/16/21 to 09/15/44, value $118,320,000)                   12/01/05    3.99       116,000,000
    20,000,000  Bear, Stearns & Co., purchased 11/30/05,
                repurchase proceeds at maturity $20,002,222 (Collateralized by
                $35,506,664, GNMA, 4.375% to 6.000%,
                due 02/20/19 to 08/15/35, value $20,404,252)                    12/01/05    4.00        20,000,000
    21,000,000  UBS AG, purchased 11/30/05,
                repurchase proceeds at maturity $21,002,328 (Collateralized by
                $63,783,340, GNMA, 5.500% to 7.500%,
                due 09/15/26 to 01/15/35, value $21,421,311)                    12/01/05    3.99        21,000,000
--------------                                                                                       -------------
   277,000,000  Total Repurchase Agreements                                                            277,000,000
--------------                                                                                       -------------

U.S. Government Obligations (42.56%)
-------------------------------------------------------------------------------------------------------------------
$  125,000,000  U.S. Treasury Bill                                              12/01/05    3.53%    $ 125,000,000
    40,000,000  U.S. Treasury Note,YTM 4.63%                                    05/15/06    4.63        40,078,965
    14,000,000  U.S. Treasury Note, YTM 1.63%                                   02/28/06    3.02        13,953,080
    27,000,000  U.S. Treasury Note,YTM1.63%                                     02/28/06    3.75        26,860,355
--------------                                                                                       -------------
   206,000,000  Total U.S. Government Obligations                                                      205,892,400
--------------                                                                                       -------------
                Total Investments (99.81%)                                                             482,892,400
                Cash and Other Assets, Net of Liabilities (0.19%)                                          934,348
                                                                                                     -------------
                Net Assets (100.00%)                                                                 $ 483,826,748
                                                                                                     =============
                Net Asset Value, offering and redemption price per share:
                Class A Shares, 259,584,582 shares outstanding                                       $        1.00
                                                                                                     =============
                Class B Shares, 224,242,166 shares outstanding                                       $        1.00
                                                                                                     =============

                + Aggregate cost for federal income tax purposes is identical.

KEY:

  (Note 1) Valuation of Securities -
  Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

GNMA    =  Government National Mortgage Association

Item 2:    Controls and Procedures


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Short Term Income Fund, Inc.


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer
                                           Secretary


Date: January 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff
                                           President



Date:  January 26, 2006



By (Signature and Title)*               /s/Anthony Pace
                                           Anthony Pace
                                           Treasurer



Date:  January 26, 2006


* Print the name and title of each signing officer under his or her signature.